Financial liabilities at fair value through profit and loss (Tables)	12 Months Ended
Dec. 31, 2025
Financial liabilities at fair value through profit and loss
Schedule of financial liabilities at fair value through profit and loss

Mudrick Capital
£ 000
As at January 1, 2024	109,291
Period prior to substantial modification
Fair value movements (other than from change in own credit risk)	12,363
In-kind interest paid	17,171
Foreign exchange movements	2,085
Change in fair value from own credit risk	(22,293)
As at December 23, 2024 immediately prior to substantial modification	118,617
Substantial modification and partial conversion
Impact of recognition of modified loan at fair value	455,859
Conversion of Convertible Senior Secured Notes	(280,605)
As at December 23, 2024 immediately after substantial modification	293,871
Period after substantial modification
Fair value movements (other than from change in own credit risk)	230,495
Foreign exchange movements	(124)
As at December 31, 2024	524,242
Fair value movements (other than from change in own credit risk)	(318,035)
In-kind interest paid	12,205
Foreign exchange movements	(29,886)
As at December 31, 2025	188,526